16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2018 and 2017

(Dollars in thousands)

Assets	2018	2017

Cash	$689	428
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	141,181	133,781
Investment in PEBK Capital Trust II	619	619
Investment securities available for sale	250	250
Other assets	533	546

Total assets	$144,272	136,624

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Liabilities	36	30
Shareholders' equity	123,617	115,975

Total liabilities and shareholders' equity	$144,272	136,624

Statements of Earnings

For the Years Ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Revenues:	2018	2017	2016

Interest and dividend income	$4,544	1,839	4,569
Gain on sale of securities	—	—	405

Total revenues	4,544	1,839	4,974

Expenses:

Interest	790	590	485
Other operating expenses	678	725	513

Total expenses	1,468	1,315	998

Income before income tax benefit and equity in
undistributed earnings of subsidiaries	3,076	524	3,976

Income tax benefit	299	434	178

Income before equity in undistributed
earnings of subsidiaries	3,375	958	4,154

Equity in undistributed earnings of subsidiaries	10,007	9,310	5,023

Net earnings	$13,382	10,268	9,177

Statements of Cash Flows

For the Years Ended December 31, 20178, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Cash flows from operating activities:

Net earnings	$13,382	10,268	9,177
Adjustments to reconcile net earnings to net
cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(10,007)	(9,310)	(5,023)
Gain on sale of investment securities	—	—	(405)
Change in:
Other assets	13	(272)	61
Other liabilities	6	5	5

Net cash provided by operating activities	3,394	691	3,815

Cash flows from investing activities:

Proceeds from calls and maturities of investment securities
available for sale	—	500	669
In kind transfer from parent to Bank	—	—	10

Net cash provided by investing activities	—	500	679

Cash flows from financing activities:

Cash dividends paid on common stock	(3,133)	(2,629)	(2,106)
Cash in lieu stock dividend	—	(6)	—
Stock repurchase	—	—	(1,984)
Proceeds from exercise of restricted stock units	—	915	—

Net cash used by financing activities	(3,133)	(1,720)	(4,090)

Net change in cash	261	(529)	404

Cash at beginning of year	428	957	553

Cash at end of year	$689	428	957

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$(2,607)	(1)	(2,523)